Organization and Nature of Business (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of subsidiaries company
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jowell Global	August 16, 2019	Cayman Islands	Parent, 100	Holding Company
Jowell Tech	June 24, 2019	Hong Kong	100	Holding Company
Shanghai Jowell	October 15, 2019	Shanghai, China	100	Holding Company
Shanghai Juhao	July 31, 2012	Shanghai, China	N/A (VIE)	Online Retail